Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Other Payables [Abstract]
Schedule of Other Payables	OTHER PAYABLES
	December 31
	2023	2022
	U.S. dollars in thousands
Accrued expenses	356	571
Employees and related institutions	2,083	1,779
	2,439	2,350